Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant, and Equipment:
Property, Plant and Equipment

As of December 31, 2018 and December 31, 2017, property and equipment consists of the following:

	December 31, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	41,422	42,538
Personal computers	17,901	2,379
	88,921	74,515
Less: accumulated depreciation	54,641	38,834
Total	$34,280	$35,681